UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48490-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2011 (unaudited)

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (97.3%)

            COMMON STOCKS (97.3%)

            CONSUMER DISCRETIONARY (8.3%)
            -----------------------------
            APPAREL RETAIL (1.3%)
   30,000   Foot Locker, Inc.                                                             $      646
  405,417   TJX Companies, Inc.                                                               21,738
                                                                                          ----------
                                                                                              22,384
                                                                                          ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
    9,100   Columbia Sportswear Co.                                                              619
                                                                                          ----------
            BROADCASTING (0.0%)
   26,900   CBS Corp. "B"                                                                        678
                                                                                          ----------
            CABLE & SATELLITE (2.3%)
1,213,700   Comcast Corp. "A"                                                                 29,796
  214,300   Comcast Corp. "A"                                                                  5,623
   26,000   DISH Network Corp. "A"*                                                              651
    9,000   Liberty Global, Inc. "A"*                                                            419
   19,000   Time Warner Cable, Inc.                                                            1,485
                                                                                          ----------
                                                                                              37,974
                                                                                          ----------
            CASINOS & GAMING (0.8%)
  720,250   International Game Technology                                                     12,741
                                                                                          ----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
   23,000   Rent-A-Center, Inc.                                                                  700
                                                                                          ----------
            CONSUMER ELECTRONICS (0.1%)
   24,600   Garmin Ltd.*                                                                         842
                                                                                          ----------
            DEPARTMENT STORES (1.0%)
  276,250   Kohl's Corp.                                                                      14,561
   16,100   Macy's, Inc.                                                                         385
   10,500   Sears Holdings Corp.*(a)                                                             903
                                                                                          ----------
                                                                                              15,849
                                                                                          ----------
            DISTRIBUTORS (0.7%)
  228,850   Genuine Parts Co.                                                                 12,289
                                                                                          ----------
            FOOTWEAR (0.0%)
    1,800   NIKE, Inc. "B"                                                                       148
                                                                                          ----------
            HOUSEWARES & SPECIALTIES (0.1%)
    6,200   Fortune Brands, Inc.                                                                 404
   36,900   Newell Rubbermaid, Inc.                                                              703
                                                                                          ----------
                                                                                               1,107
                                                                                          ----------
            MOVIES & ENTERTAINMENT (0.8%)
   10,500   Cinemark Holdings, Inc.                                                              213
   12,900   Liberty Media Corp. - Capital "A"*                                                 1,061
   46,900   News Corp. "A"                                                                       836

================================================================================

1  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
  279,150   Time Warner, Inc.                                                             $   10,569
                                                                                          ----------
                                                                                              12,679
                                                                                          ----------
            PUBLISHING (0.1%)
   23,200   Gannett Co., Inc.                                                                    349
    1,078   Washington Post Co. "B"                                                              470
                                                                                          ----------
                                                                                                 819
                                                                                          ----------
            RESTAURANTS (0.2%)
   45,600   McDonald's Corp.                                                                   3,571
                                                                                          ----------
            SPECIALTY STORES (0.9%)
  742,650   Staples, Inc.                                                                     15,700
                                                                                          ----------
            Total Consumer Discretionary                                                     138,100
                                                                                          ----------
            CONSUMER STAPLES (5.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
   30,500   Archer-Daniels-Midland Co.                                                         1,129
    7,400   Bunge Ltd.                                                                           558
                                                                                          ----------
                                                                                               1,687
                                                                                          ----------
            DRUG RETAIL (0.5%)
   87,300   CVS Caremark Corp.                                                                 3,164
  115,900   Walgreen Co.                                                                       4,951
                                                                                          ----------
                                                                                               8,115
                                                                                          ----------
            FOOD RETAIL (0.3%)
   98,900   Kroger Co.                                                                         2,404
   60,700   Safeway, Inc.                                                                      1,476
   99,542   SUPERVALU, Inc.(a)                                                                 1,121
                                                                                          ----------
                                                                                               5,001
                                                                                          ----------
            HOUSEHOLD PRODUCTS (1.3%)
  154,650   Colgate-Palmolive Co.                                                             13,045
    5,000   Energizer Holdings, Inc.*                                                            378
    2,200   Kimberly-Clark Corp.                                                                 145
  123,600   Procter & Gamble Co.                                                               8,021
                                                                                          ----------
                                                                                              21,589
                                                                                          ----------
            HYPERMARKETS & SUPER CENTERS (0.9%)
    6,000   BJ's Wholesale Club, Inc.*                                                           308
  273,100   Wal-Mart Stores, Inc.                                                             15,015
                                                                                          ----------
                                                                                              15,323
                                                                                          ----------
            PACKAGED FOODS & MEAT (0.3%)
   41,900   Dean Foods Co.*                                                                      469
   21,400   General Mills, Inc.                                                                  826
   10,000   Hormel Foods Corp.                                                                   294
   93,279   Kraft Foods, Inc. "A"                                                              3,132
   53,000   Tyson Foods, Inc. "A"                                                              1,055
                                                                                          ----------
                                                                                               5,776
                                                                                          ----------
            SOFT DRINKS (1.2%)
  182,500   Coca-Cola Co.                                                                     12,311
  103,500   PepsiCo, Inc.                                                                      7,130
                                                                                          ----------
                                                                                              19,441
                                                                                          ----------
            TOBACCO (0.9%)
  122,500   Altria Group, Inc.                                                                 3,288
   29,700   Lorillard, Inc.                                                                    3,163
  102,700   Philip Morris International, Inc.                                                  7,132
   59,800   Reynolds American, Inc.                                                            2,219
                                                                                          ----------
                                                                                              15,802
                                                                                          ----------
            Total Consumer Staples                                                            92,734
                                                                                          ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
            ENERGY (12.3%)
            --------------
            COAL & CONSUMABLE FUELS (0.0%)
    4,200   Peabody Energy Corp.                                                          $      281
                                                                                          ----------
            INTEGRATED OIL & GAS (7.9%)
  150,091   Chevron Corp.                                                                     16,426
  402,814   ConocoPhillips                                                                    31,794
  630,355   Exxon Mobil Corp.                                                                 55,471
   84,100   Marathon Oil Corp.                                                                 4,545
    8,100   Murphy Oil Corp.                                                                     628
  207,458   Occidental Petroleum Corp.                                                        23,710
                                                                                          ----------
                                                                                             132,574
                                                                                          ----------
            OIL & GAS DRILLING (0.2%)
    8,800   Helmerich & Payne, Inc.                                                              584
   21,700   Patterson-UTI Energy, Inc.                                                           675
   14,000   Rowan Companies, Inc.*                                                               584
   10,400   Unit Corp.*                                                                          655
                                                                                          ----------
                                                                                               2,498
                                                                                          ----------
            OIL & GAS EQUIPMENT & SERVICES (2.6%)
    4,300   Baker Hughes, Inc.                                                                   333
  290,685   Cameron International Corp.*                                                      15,325
  333,100   National-Oilwell Varco, Inc.                                                      25,545
    8,400   Oceaneering International, Inc.*                                                     734
    9,100   Oil States International, Inc.*                                                      755
   10,300   Superior Energy Services, Inc.*                                                      396
   14,500   Tidewater, Inc.                                                                      863
                                                                                          ----------
                                                                                              43,951
                                                                                          ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   11,400   Anadarko Petroleum Corp.                                                             900
    3,200   Bill Barrett Corp.*                                                                  134
   25,700   Chesapeake Energy Corp.                                                              865
   19,100   Denbury Resources, Inc.*                                                             431
  190,650   Devon Energy Corp.                                                                17,349
    6,770   Pioneer Natural Resources Co.                                                        692
    4,640   Whiting Petroleum Corp.*                                                             323
                                                                                          ----------
                                                                                              20,694
                                                                                          ----------
            OIL & GAS REFINING & MARKETING (0.4%)
   16,900   Frontier Oil Corp.                                                                   472
   38,200   Sunoco, Inc.                                                                       1,630
   32,400   Tesoro Corp.*                                                                        879
  113,800   Valero Energy Corp.                                                                3,220
                                                                                          ----------
                                                                                               6,201
                                                                                          ----------
            Total Energy                                                                     206,199
                                                                                          ----------
            FINANCIALS (17.3%)
            --------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
  408,450   Ameriprise Financial, Inc.                                                        25,348
      880   BlackRock, Inc. "A"                                                                  173
  213,750   Franklin Resources, Inc.                                                          27,599
   24,700   Legg Mason, Inc.                                                                     918
   12,100   State Street Corp.                                                                   563
                                                                                          ----------
                                                                                              54,601
                                                                                          ----------
            CONSUMER FINANCE (1.2%)
  297,000   American Express Co.                                                              14,577
   45,300   Capital One Financial Corp.                                                        2,479
   52,300   Discover Financial Services                                                        1,299

================================================================================

3  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
  141,000   SLM Corp.*                                                                    $    2,339
                                                                                          ----------
                                                                                              20,694
                                                                                          ----------
            INVESTMENT BANKING & BROKERAGE (1.3%)
   13,480   Goldman Sachs Group, Inc.                                                          2,036
   63,600   Morgan Stanley                                                                     1,663
  821,600   TD Ameritrade Holding Corp.                                                       17,697
                                                                                          ----------
                                                                                              21,396
                                                                                          ----------
            LIFE & HEALTH INSURANCE (3.1%)
    1,900   Delphi Financial Group, Inc. "A"                                                      61
   26,800   Lincoln National Corp.                                                               837
  498,550   MetLife, Inc.                                                                     23,327
   15,600   Principal Financial Group, Inc.                                                      526
   27,000   Protective Life Corp.                                                                727
  350,750   Prudential Financial, Inc.                                                        22,245
   17,500   StanCorp Financial Group, Inc.                                                       754
   24,300   Torchmark Corp.                                                                    1,626
   46,600   Unum Group                                                                         1,234
                                                                                          ----------
                                                                                              51,337
                                                                                          ----------
            MULTI-LINE INSURANCE (0.3%)
   30,400   American Financial Group, Inc.                                                     1,087
   17,000   American International Group, Inc.*(a)                                               529
   37,300   Assurant, Inc.                                                                     1,481
   17,900   Hartford Financial Services Group, Inc.                                              519
   30,200   HCC Insurance Holdings, Inc.                                                         983
    6,500   Loews Corp.                                                                          288
   12,700   Unitrin, Inc.                                                                        384
                                                                                          ----------
                                                                                               5,271
                                                                                          ----------
            MULTI-SECTOR HOLDINGS (0.1%)
   36,400   Leucadia National Corp.                                                            1,407
                                                                                          ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  443,138   Bank of America Corp.                                                              5,442
                                                                                          ----------
            PROPERTY & CASUALTY INSURANCE (2.0%)
   36,400   ACE Ltd.                                                                           2,448
    5,100   Allied World Assurance Co.                                                           331
  112,800   Allstate Corp.                                                                     3,817
   27,100   Aspen Insurance Holdings Ltd.                                                        774
    2,500   AXIS Capital Holdings Ltd.                                                            89
   54,200   Chubb Corp.                                                                        3,533
    7,600   CNA Financial Corp.                                                                  236
   25,500   Fidelity National Financial, Inc. "A"                                                394
    8,400   Mercury General Corp.                                                                334
   31,100   Old Republic International Corp.                                                     394
    9,400   ProAssurance Corp.*                                                                  624
   84,100   Progressive Corp.                                                                  1,845
    1,000   RLI Corp.                                                                             59
  275,550   Travelers Companies, Inc.                                                         17,437
   18,600   W.R. Berkley Corp.                                                                   607
      910   White Mountains Insurance Group Ltd.                                                 325
   43,800   XL Group plc                                                                       1,070
                                                                                          ----------
                                                                                              34,317
                                                                                          ----------
            REAL ESTATE OPERATING COMPANIES (0.0%)
   15,400   Forest City Enterprises, Inc.  "A"*                                                  296
                                                                                          ----------
            REGIONAL BANKS (1.1%)
   42,400   Associated Banc Corp.                                                                619
   25,200   CapitalSource, Inc.                                                                  168
    9,000   City National Corp.                                                                  514
    4,300   Cullen/Frost Bankers, Inc.                                                           255
   11,000   International Bancshares Corp.                                                       194

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
    9,700   M&T Bank Corp.                                                                $      857
  241,900   PNC Financial Services Group, Inc.                                                15,080
   44,800   TCF Financial Corp.                                                                  699
    6,800   Trustmark Corp.                                                                      158
   20,400   Valley National Bancorp                                                              292
   16,500   Whitney Holding Corp.                                                                223
                                                                                          ----------
                                                                                              19,059
                                                                                          ----------
            REINSURANCE (0.4%)
   11,800   Arch Capital Group Ltd.*                                                           1,227
    4,400   Endurance Specialty Holdings Ltd.                                                    195
   11,800   Everest Re Group Ltd.                                                              1,075
   12,400   PartnerRe Ltd.                                                                       997
   18,800   Reinsurance Group of America, Inc. "A"                                             1,190
   14,600   RenaissanceRe Holdings Ltd.                                                        1,026
   17,900   Transatlantic Holdings, Inc.                                                         882
                                                                                          ----------
                                                                                               6,592
                                                                                          ----------
            REITs - DIVERSIFIED (0.2%)
   26,900   Vornado Realty Trust                                                               2,601
                                                                                          ----------
            REITs - MORTGAGE (0.2%)
  165,500   Annaly Capital Management, Inc.(a)                                                 2,953
                                                                                          ----------
            REITs - OFFICE (0.1%)
   19,200   Alexandria Real Estate Equities, Inc.                                              1,577
                                                                                          ----------
            REITs - RESIDENTIAL (0.5%)
   19,360   AvalonBay Communities, Inc.                                                        2,451
   23,000   BRE Properties, Inc.                                                               1,167
   46,600   Equity Residential Properties Trust                                                2,783
    1,750   Essex Property Trust, Inc.                                                           237
   44,900   UDR, Inc.                                                                          1,162
                                                                                          ----------
                                                                                               7,800
                                                                                          ----------
            REITs - RETAIL (0.3%)
      700   Federal Realty Investment Trust                                                       61
  116,900   Kimco Realty Corp.                                                                 2,284
   33,600   Realty Income Corp.                                                                1,195
   31,900   Regency Centers Corp.                                                              1,501
                                                                                          ----------
                                                                                               5,041
                                                                                          ----------
            REITs - SPECIALIZED (1.4%)
    1,120   Public Storage                                                                       131
   21,200   Rayonier, Inc.                                                                     1,407
  406,500   Ventas, Inc.                                                                      22,736
                                                                                          ----------
                                                                                              24,274
                                                                                          ----------
            SPECIALIZED FINANCE (1.4%)
   59,300   NASDAQ OMX Group, Inc.*                                                            1,607
  544,300   NYSE Euronext                                                                     21,799
                                                                                          ----------
                                                                                              23,406
                                                                                          ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   31,800   Astoria Financial Corp.                                                              460
    5,432   Capitol Federal Financial, Inc.                                                       62
   53,600   New York Community Bancorp, Inc.                                                     890
   10,500   TFS Financial Corp.                                                                  114
                                                                                          ----------
                                                                                               1,526
                                                                                          ----------
            Total Financials                                                                 289,590
                                                                                          ----------
            HEALTH CARE (17.2%)
            -------------------
            BIOTECHNOLOGY (1.1%)
  177,600   Amgen, Inc.*                                                                      10,096
   78,600   Biogen Idec, Inc.*                                                                 7,652

================================================================================

5  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
    7,300   Cephalon, Inc.*                                                               $      561
   11,100   Gilead Sciences, Inc.*                                                               431
                                                                                          ----------
                                                                                              18,740
                                                                                          ----------
            HEALTH CARE DISTRIBUTORS (0.5%)
   95,800   Cardinal Health, Inc.                                                              4,186
   51,900   McKesson Corp.                                                                     4,308
                                                                                          ----------
                                                                                               8,494
                                                                                          ----------
            HEALTH CARE EQUIPMENT (0.6%)
    1,100   Kinetic Concepts, Inc.*                                                               65
  138,700   Medtronic, Inc.                                                                    5,791
   62,100   Zimmer Holdings, Inc.*                                                             4,052
                                                                                          ----------
                                                                                               9,908
                                                                                          ----------
            HEALTH CARE FACILITIES (0.0%)
    2,400   LifePoint Hospitals, Inc.*                                                           100
                                                                                          ----------
            HEALTH CARE SERVICES (3.0%)
  329,200   DaVita, Inc.*                                                                     28,999
  223,200   Laboratory Corp. of America Holdings*                                             21,532
                                                                                          ----------
                                                                                              50,531
                                                                                          ----------
            LIFE SCIENCES TOOLS & SERVICES (1.5%)
  413,500   Thermo Fisher Scientific, Inc.*                                                   24,806
                                                                                          ----------
            MANAGED HEALTH CARE (4.9%)
  587,250   Aetna, Inc.                                                                       24,300
   38,800   CIGNA Corp.                                                                        1,817
   23,400   Coventry Health Care, Inc.*                                                          755
   25,700   Health Net, Inc.*                                                                    856
   49,900   Humana, Inc.*                                                                      3,798
  860,745   UnitedHealth Group, Inc.                                                          42,375
  112,169   WellPoint, Inc.                                                                    8,613
                                                                                          ----------
                                                                                              82,514
                                                                                          ----------
            PHARMACEUTICALS (5.6%)
  494,900   Abbott Laboratories                                                               25,755
  134,600   Bristol-Myers Squibb Co.                                                           3,782
  325,300   Eli Lilly and Co.                                                                 12,039
   37,400   Endo Pharmaceuticals Holdings, Inc.*                                               1,465
  123,500   Forest Laboratories, Inc.*                                                         4,095
  205,900   Johnson & Johnson                                                                 13,532
  210,600   Merck & Co., Inc.                                                                  7,571
 1,172,102  Pfizer, Inc.                                                                      24,567
                                                                                          ----------
                                                                                              92,806
                                                                                          ----------
            Total Health Care                                                                287,899
                                                                                          ----------
            INDUSTRIALS (8.7%)
            ------------------
            AEROSPACE & DEFENSE (3.4%)
  341,400   Boeing Co.                                                                        27,237
    2,700   Esterline Technologies Corp.*                                                        194
   99,900   General Dynamics Corp.                                                             7,275
    6,150   Huntington Ingalls Industries, Inc.*(b)                                              246
   17,500   ITT Corp.                                                                          1,011
   31,700   L-3 Communications Holdings, Inc.                                                  2,542
   34,700   Northrop Grumman Corp.                                                             2,207
   23,800   Raytheon Co.                                                                       1,155
  223,200   Rockwell Collins, Inc.                                                            14,084
    2,100   Triumph Group, Inc.                                                                  181
   12,800   United Technologies Corp.                                                          1,147
                                                                                          ----------
                                                                                              57,279
                                                                                          ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
            AIRLINES (0.0%)
    2,100   Alaska Air Group, Inc.*                                                       $      138
                                                                                          ----------
            COMMERCIAL PRINTING (0.1%)
   62,200   R.R. Donnelley & Sons Co.                                                          1,173
                                                                                          ----------
            CONSTRUCTION & ENGINEERING (0.1%)
    6,200   EMCOR Group, Inc.*                                                                   192
    6,700   Fluor Corp.                                                                          469
    3,900   KBR, Inc.                                                                            150
   12,100   Quanta Services, Inc.*                                                               262
                                                                                          ----------
                                                                                               1,073
                                                                                          ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
    3,300   AGCO Corp.*                                                                          190
                                                                                          ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
  572,300   Waste Management, Inc.                                                            22,583
                                                                                          ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
   15,100   3M Co.                                                                             1,468
  361,400   General Electric Co.                                                               7,391
                                                                                          ----------
                                                                                               8,859
                                                                                          ----------
            INDUSTRIAL MACHINERY (2.8%)
    4,800   Crane Co.                                                                            239
  434,450   Danaher Corp.                                                                     23,999
  432,350   Ingersoll-Rand plc                                                                21,834
                                                                                          ----------
                                                                                              46,072
                                                                                          ----------
            MARINE (0.0%)
    5,200   Teekay Corp.                                                                         177
                                                                                          ----------
            RAILROADS (0.5%)
   10,400   CSX Corp.                                                                            818
   18,600   Norfolk Southern Corp.                                                             1,389
   52,100   Union Pacific Corp.                                                                5,391
                                                                                          ----------
                                                                                               7,598
                                                                                          ----------
            Total Industrials                                                                145,142
                                                                                          ----------
            INFORMATION TECHNOLOGY (18.6%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
  124,500   Cisco Systems, Inc.                                                                2,186
   89,700   QUALCOMM, Inc.                                                                     5,099
   49,700   Tellabs, Inc.                                                                        244
                                                                                          ----------
                                                                                               7,529
                                                                                          ----------
            COMPUTER HARDWARE (3.4%)
  103,660   Apple, Inc.*                                                                      36,098
  953,600   Dell, Inc.*                                                                       14,790
  141,800   Hewlett-Packard Co.                                                                5,724
                                                                                          ----------
                                                                                              56,612
                                                                                          ----------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   35,300   Lexmark International, Inc. "A"*                                                   1,139
   54,200   Western Digital Corp.*                                                             2,157
                                                                                          ----------
                                                                                               3,296
                                                                                          ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
  478,569   Fidelity National Information Services, Inc.                                      15,840
  276,250   Visa, Inc. "A"                                                                    21,581
                                                                                          ----------
                                                                                              37,421
                                                                                          ----------
            ELECTRONIC COMPONENTS (1.1%)
  907,050   Corning, Inc.                                                                     18,994
                                                                                          ----------

================================================================================

7  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
            HOME ENTERTAINMENT SOFTWARE (0.7%)
  596,450   Electronic Arts, Inc.*                                                        $   12,036
                                                                                          ----------
            INTERNET SOFTWARE & SERVICES (2.0%)
  167,800   eBay, Inc.*                                                                        5,773
   24,490   Google, Inc. "A"*                                                                 13,325
  762,600   Yahoo!, Inc.*                                                                     13,536
                                                                                          ----------
                                                                                              32,634
                                                                                          ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    6,710   International Business Machines Corp.                                              1,145
                                                                                          ----------
            OFFICE ELECTRONICS (0.1%)
  104,200   Xerox Corp.                                                                        1,051
                                                                                          ----------
            SEMICONDUCTOR EQUIPMENT (1.0%)
  633,850   Applied Materials, Inc.                                                            9,945
    1,300   KLA-Tencor Corp.                                                                      57
  506,200   MEMC Electronic Materials, Inc.*                                                   5,989
                                                                                          ----------
                                                                                              15,991
                                                                                          ----------
            SEMICONDUCTORS (1.4%)
  675,550   Texas Instruments, Inc.                                                           24,002
                                                                                          ----------
            SYSTEMS SOFTWARE (5.9%)
1,904,350   Microsoft Corp.                                                                   49,551
1,374,450   Oracle Corp.                                                                      49,549
                                                                                          ----------
                                                                                              99,100
                                                                                          ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
   44,600   Ingram Micro, Inc. "A"*                                                              835
   18,700   Tech Data Corp.*                                                                     994
                                                                                          ----------
                                                                                               1,829
                                                                                          ----------
            Total Information Technology                                                     311,640
                                                                                          ----------
            MATERIALS (4.0%)
            ----------------
            ALUMINUM (0.0%)
   21,400   Alcoa, Inc.                                                                          364
                                                                                          ----------
            DIVERSIFIED CHEMICALS (1.5%)
  436,600   E.I. du Pont de Nemours & Co.                                                     24,794
                                                                                          ----------
            INDUSTRIAL GASES (1.7%)
  273,900   Praxair, Inc.                                                                     29,148
                                                                                          ----------
            METAL & GLASS CONTAINERS (0.0%)
    1,200   AptarGroup, Inc.                                                                      63
                                                                                          ----------
            PAPER PACKAGING (0.0%)
    5,900   Sonoco Products Co.                                                                  204
                                                                                          ----------
            PAPER PRODUCTS (0.7%)
  350,900   International Paper Co.                                                           10,836
                                                                                          ----------
            STEEL (0.1%)
   30,600   Commercial Metals Co.                                                                513
    5,900   Reliance Steel & Aluminum Co.                                                        334
                                                                                          ----------
                                                                                                 847
                                                                                          ----------
            Total Materials                                                                   66,256
                                                                                          ----------
            TELECOMMUNICATION SERVICES (2.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
  637,395   AT&T, Inc.                                                                        19,836
  252,044   CenturyLink, Inc.                                                                 10,278

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES   SECURITY                                                                           (000)
----------------------------------------------------------------------------------------------------
  336,888   Verizon Communications, Inc.                                                  $   12,728
                                                                                          ----------
                                                                                              42,842
                                                                                          ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
   13,600   Telephone & Data Systems, Inc.                                                       457
    3,500   U.S. Cellular Corp.*                                                                 172
                                                                                          ----------
                                                                                                 629
                                                                                          ----------
            Total Telecommunication Services                                                  43,471
                                                                                          ----------
            UTILITIES (2.8%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   12,500   American Electric Power Co., Inc.                                                    456
   29,100   Exelon Corp.                                                                       1,227
   12,200   Hawaiian Electric Industries, Inc.                                                   311
    3,200   IdaCorp, Inc.                                                                        125
   19,600   NextEra Energy, Inc.                                                               1,109
   11,500   Northeast Utilities                                                                  409
   10,500   Progress Energy, Inc.                                                                498
   62,400   Southern Co.                                                                       2,436
    7,200   Weststar Energy, Inc.                                                                196
                                                                                          ----------
                                                                                               6,767
                                                                                          ----------
            GAS UTILITIES (0.1%)
    9,900   Energen Corp.                                                                        644
    4,000   Piedmont Natural Gas Co., Inc.                                                       127
   18,300   Questar Corp.                                                                        321
    6,000   UGI Corp.                                                                            200
                                                                                          ----------
                                                                                               1,292
                                                                                          ----------
            MULTI-UTILITIES (2.3%)
   11,900   Alliant Energy Corp.                                                                 471
   23,700   Ameren Corp.                                                                         695
    5,800   Consolidated Edison, Inc.                                                            302
   35,700   Dominion Resources, Inc.                                                           1,657
   18,000   DTE Energy Co.                                                                       910
  290,900   NSTAR                                                                             13,469
   13,500   Public Service Enterprise Group, Inc.                                                434
    4,500   Vectren Corp.                                                                        129
  660,250   Wisconsin Energy Corp.                                                            20,606
   10,000   Xcel Energy, Inc.                                                                    243
                                                                                          ----------
                                                                                              38,916
                                                                                          ----------
            WATER UTILITIES (0.0%)
   11,100   Aqua America, Inc.                                                                   250
                                                                                          ----------
            Total Utilities                                                                   47,225
                                                                                          ----------
            Total Common Stocks (cost: $1,285,780)                                         1,628,256
                                                                                          ----------
            WARRANTS (0.0%)

            FINANCIALS (0.0%)
            -----------------
            MULTI-LINE INSURANCE (0.0%)
            ---------------------------
    9,075   American International Group, Inc.* (cost: $154)                                      81
                                                                                          ----------
                                                                                                  81
                                                                                          ----------
            Total Equity Securities (cost: $1,285,934)                                     1,628,337
                                                                                          ----------

================================================================================

9  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.7%)

             MONEY MARKET FUNDS (2.7%)
44,713,064   State Street Institutional Liquid Reserve Fund, 0.16%(c) (cost: $44,713)     $   44,713
                                                                                          ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.2%)

             MONEY MARKET FUNDS (0.1%)
     8,536   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.14%(c)                       8
    62,864   Blackrock Liquidity Funds TempFund Portfolio, 0.10%(c)                               63
 1,983,660   Fidelity Institutional Money Market Portfolio, 0.19%(c)                           1,984
                                                                                          ----------
             Total Money Market Funds                                                          2,055
                                                                                          ----------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)        SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.1%)
$       97   Credit Suisse First Boston, LLC, 0.04%, acquired on 4/29/2011 and due
                5/02/2011 at $97 (collateralized by $100 of Federal Home Loan Bank(d),
                0.45%, due 5/04/2011; market value $100)                                          97
     1,260   Deutsche Bank Securities, Inc., 0.03%, acquired on 4/29/2011 and due
                5/02/2011 at $1,260 (collateralized by $1,291 of Fannie Mae(d), 1.88%,
                due 6/23/2015; market value $1,286)                                            1,260
                                                                                          ----------
             Total Repurchase Agreements                                                       1,357
                                                                                          ----------
             Total Short-term Investments Purchased With Cash Collateral From
             Securities Loaned (cost: $3,412)                                                  3,412
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $1,334,059)                                         $1,676,462
                                                                                          ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES        OTHER         SIGNIFICANT
                                          IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                           MARKETS         OBSERVABLE        INPUTS
                                        FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                             TOTAL
------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $   1,628,256     $        --     $         --     $  1,628,256
  WARRANTS                                         81              --               --               81
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           44,713              --               --           44,713
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                            2,055              --               --            2,055
  REPURCHASE AGREEMENTS                            --           1,357               --            1,357
-------------------------------------------------------------------------------------------------------
Total                                   $   1,675,105     $     1,357     $         --     $  1,676,462
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

================================================================================

11  | USAA Income Stock Fund

================================================================================

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $3,015,000.

E. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $354,566,000 and $12,163,000, respectively, resulting in net unrealized appreciation of $342,403,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,673,381,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

13  | USAA Income Stock Fund

================================================================================

CATEGORIES AND DEFINITIONS

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT      Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
* Non-income-producing security. As of April 30, 2011, 85.3% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

                                         Notes to Portfolio of Investments |  14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.